JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

August 14, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 349 to the Trust’s Registration Statement under the Securities Act and Amendment No. 351 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add a new portfolio series to the Trust, the T-REX 2X Long BLSH Daily Target ETF. Other than the change to the underlying reference asset, all aspects of the Fund’s investment objective, principal investment strategies and risks and other policies are the same (other than the reference asset) and have not been modified from those contained in the Registrant’s recent similar filing pursuant to Rule 485(b) under the Securities Act as filed on August 6, 2025 and which were previously reviewed by the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”). In this regard, the Trust is requesting selective review. Below are links to some of the previously filed submissions of the Trust with the same disclosures as those contained in the Amendment:

https://www.sec.gov/ix?doc=/Archives/edgar/data/1771146/000199937125010709/trex2x-485bpos_080625.htm

https://www.sec.gov/Archives/edgar/data/1771146/000199937125010087/0001999371-25-010087-index.htm

https://www.sec.gov/Archives/edgar/data/1771146/000199937125009578/0001999371-25-009578-index.htm

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP